Parent Company Activity, Summary of Condensed Balance Sheet (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 6,236,749	$ 7,424,593	$ 5,973,042
Investment securities available for sale	4,363,805	4,549,702
Other assets	2,514,855	1,707,319
Total assets	253,201,323	240,918,977
Liabilities
Dividends payable	827,159	790,259
Other liabilities	2,576,668	2,236,573
Total liabilities	216,430,669	206,701,351
Capital
Common stock	12,101,480	12,061,153
Retained earnings	20,808,309	18,329,089
Accumulated other comprehensive loss	(7,942)	(41,423)
Total stockholders' equity	36,770,654	34,217,626	32,237,301
Total liabilities and stockholders' equity	253,201,323	240,918,977
Parent Company [Member]
Assets
Cash and due from banks	1,033,992	89,528
Dividends receivable from subsidiary	0	867,000
Investment securities available for sale	585,968	566,816
Other assets	16,427	11,972
Investment in subsidiaries	35,972,759	33,483,275
Total assets	37,609,146	35,018,591
Liabilities
Dividends payable	827,159	790,259
Other liabilities	11,333	10,706
Total liabilities	838,492	800,965
Capital
Preferred stock	3,868,807	3,868,807
Common stock	12,101,480	12,061,153
Retained earnings	20,808,309	18,329,089
Accumulated other comprehensive loss	(7,942)	(41,423)
Total stockholders' equity	36,770,654	34,217,626
Total liabilities and stockholders' equity	$ 37,609,146	$ 35,018,591